                                                             INSTITUTIONAL MONEY
                                                                    MARKET FUNDS
                                                                   ANNUAL REPORT
                                                For the year ended June 30, 1999



                                           INSTITUTIONAL PRIME MONEY MARKET FUND




                                                 TREASURY ONLY MONEY MARKET FUND



                                                    GOVERNMENT MONEY MARKET FUND




                                                                [ONE GROUP LOGO]

              IMPORTANT CUSTOMER INFORMATION. INVESTMENT PRODUCTS:

              - are not deposits or obligations of, or guaranteed by,
                BANK ONE CORPORATION or any of its affiliates,

              - are not insured by the FDIC, and         [CANCELLED FDIC LOGO]

              - are subject to investment risks, including possible
                loss of the principal amount invested.

--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 1999

Portfolio Performance Review...................................................2
Schedules of Portfolio Investments.............................................5
Statements of Assets and Liabilities...........................................8
Statements of Operations.......................................................9
Statements of Changes in Net Assets...........................................10
Notes to Financial Statements.................................................11
Financial Highlights..........................................................15
Report of Independent Accountants.............................................18

                One Group Institutional Prime Money Market Fund
Portfolio Performance Review
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 1999

HOW DID THE FUND PERFORM?
The seven-day yield on One Group Institutional Prime Money Market Fund was 4.97% on June 30, 1999.

WHAT WERE YOUR PRIMARY STRATEGIES AND TACTICS FOR THIS NEW FUND?
The Fund was launched on April 19, 1999. It was invested in repurchase agreements until it reached a targeted asset level. After that, the Fund was diversified through the purchase of commercial paper and other corporate money market securities. We maintained a very short average weighted maturity, relative to the Fund's peers. On June 30, 1999, the average weighted maturity was 25 days.

HOW DID YOUR STRATEGY AFFECT THE FUND'S PERFORMANCE?
The relatively short average weighted maturity of the Fund allowed us to take advantage of rising interest rates quickly. Rates continued to increase in anticipation of the Federal Open Market Committee meeting at the end of June. As expected, the Fed raised the federal funds target rate 25 basis points to 5% (one basis point equals 1/100th of a percentage point). As the short-term maturities of the Fund's assets rolled off, we reinvested in instruments with higher yields.

On June 1, Standard & Poor's assigned a "AAA" rating to the Fund. The rating indicates the Fund invests in the highest-quality securities offering the lowest risk to investors. To achieve this rating, a fund must maintain an average weighted maturity no longer than 60 days.

WHAT IS YOUR OUTLOOK FOR THE FUND?
The Federal Reserve has expressed concern regarding the pace at which the U.S. economy continues to grow. Of course, the extent to which the Fed responds will significantly affect the Fund's yield.

The market anticipates modest tightening, which began with a quarter-point rate hike at the end of June. We intend to manage the Fund's weighted average maturity to capitalize on the volatility, which likely will ensue. If rates overshoot what we believe to be justified, we will extend the weighted average maturity to take advantage of that situation.

/s/ Sherman Smith
Sherman Smith
Team Leader
Money Market Team

/s/ Gary J. Madich
Gary J. Madich, CFA
Chief Investment Officer of Fixed Income Securities

                      AVERAGE ANNUAL TOTAL RETURN
  7 DAY YIELD  1 YEAR  5 YEARS  10 YEARS  SINCE INCEPTION
     4.97%       NA      NA        NA          0.94%

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

                   One Group Treasury Only Money Market Fund
Portfolio Performance Review
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 1999

HOW DID THE FUND PERFORM?
The seven-day yield on One Group Treasury Only Money Market Fund was 4.46% on June 30, 1999, down slightly from 5.04% on June 30, 1998. The decline primarily was due to the three rate cuts the Federal Reserve implemented in the second half of 1998.

HOW WOULD YOU CHARACTERIZE THE SHORT-TERM INTEREST RATE CLIMATE DURING THE YEAR? Over the past 12 months, we have witnessed a complete market interest rate cycle. In the summer of 1998, strong consumer demand and increased inflation risk led to an expected interest rate tightening from the Federal Reserve. Then, in the fall of 1998, weakening conditions in Asia, Brazil and Russia were the catalyst for a series of three Fed easing moves, which cut rates by 0.75 percentage point. The yield on the one-year Treasury bill dropped from a high of 5.36% to a low of 3.84%.

The Fed's easing of rates spurred further increases in consumer demand. This, combined with a stabilization of the international economies, pushed interest rates higher during the first half of 1999, and the one-year Treasury bill yield moved back up to 5.20%.

There were other factors that contributed to the market volatility. For example, budget surpluses allowed the U.S. Treasury to significantly reduce the issuance of Treasury securities. At the same time, agency supply increased significantly, due in large part to low mortgage rates and the overwhelming demand for home loans.

WHAT WERE YOUR PRIMARY STRATEGIES AND TACTICS?
We employed a combination of maturity strategies throughout the year, including a barbell structure and a ladder approach. When prospects for increased yields were high, we employed a barbell strategy. In using the barbell maturity structure, we purchased securities at the short and long ends of our maturity range. The Fund was able to capture yield advantages from the longer-term securities and maintain liquidity with the shorter-term instruments. As the outlook moved to neutral or lower yields, we progressed toward a ladder approach, purchasing securities across the entire curve.

At year end, the Fund's average maturity was 55 days, compared to 49 days on June 30, 1998. The Fund maintained its "AAA" quality rating--the highest available--from Standard & Poor's and Moody's Investor Service. To receive this rating, a fund must have an average maturity no greater than 60 days.

WHAT IS YOUR OUTLOOK FOR THE FUND?
We expect to continue employing the barbell maturity structure. This strategy works well with our goals of maintaining a stable net asset value, providing liquidity and offering a competitive rate of return.

Of course, economic activity will have an effect on the Fund, so we will continue to monitor several factors that may influence our strategy and the Fund's performance. These include consumer demand, inflation expectations, monetary policy, fiscal policy and international economic and market conditions.

/s/ Sherman Smith
Sherman Smith
Team Leader
Money Market Team

/s/ Gary J. Madich
Gary J. Madich, CFA
Chief Investment Officer of Fixed Income Securities

                      AVERAGE ANNUAL TOTAL RETURN
  7 DAY YIELD  1 YEAR  5 YEARS  10 YEARS  SINCE INCEPTION
     4.46%     4.69%    5.17%      NA          4.78%

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

                     One Group Government Money Market Fund
Portfolio Performance Review
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 1999

HOW DID THE FUND PERFORM?
The seven-day yield on One Group Government Money Market Fund was 4.85% on June 30, 1999, down slightly from 5.56% on June 30, 1998. The decline primarily was due to the three rate cuts the Federal Reserve implemented in the second half of 1998.

HOW WOULD YOU CHARACTERIZE THE SHORT-TERM INTEREST RATE CLIMATE DURING THE YEAR? Over the past 12 months, we have witnessed a complete market interest rate cycle. In the summer of 1998, strong consumer demand and increased inflation risk led to an expected interest rate tightening from the Federal Reserve. Then, in the fall of 1998, weakening conditions in Asia, Brazil and Russia were the catalyst for a series of three Fed easing moves, which cut rates by 0.75 percentage point. The yield on the one-year Treasury bill dropped from a high of 5.36% to a low of 3.84%.

The Fed's easing of rates spurred further increases in consumer demand. This, combined with a stabilization of the international economies, pushed interest rates higher during the first half of 1999, and the one-year Treasury bill yield moved back up to 5.20%.

There were other factors that contributed to the market volatility. For example, budget surpluses allowed the U.S. Treasury to significantly reduce the issuance of Treasury securities. At the same time, agency supply increased significantly, due in large part to low mortgage rates and the overwhelming demand for home loans.

WHAT WERE YOUR PRIMARY STRATEGIES AND TACTICS?
We continued to implement a barbell maturity structure during the year. This common strategy involves favoring securities at the long and short ends of a particular maturity range over those with intermediate maturities. At the "long" end, we purchased securities with maturities of six months to one year, and at the "short" end, we held overnight repurchase agreements. This strategy helped the fund maintain a high level of liquidity and benefit from higher yields--the "long" securities offered the yield advantages, while the "short" securities provided liquidity.

At year end, the Fund's average maturity was 56 days, compared to 37 days on June 30, 1998.

WHAT IS YOUR OUTLOOK FOR THE FUND?
We expect to continue employing the barbell maturity structure. This strategy works well with our goals of maintaining a stable net asset value, providing liquidity and offering a competitive rate of return.

Of course, economic activity will have an effect on the Fund, so we will continue to monitor several factors that may influence our strategy and the Fund's performance. These include consumer demand, inflation expectations, monetary policy, fiscal policy and international economic and market conditions.

/s/ Sherman Smith
Sherman Smith
Team Leader
Money Market Team

/s/ Gary J. Madich
Gary J. Madich, CFA
Chief Investment Officer of Fixed Income Securities

                      AVERAGE ANNUAL TOTAL RETURN
  7 DAY YIELD  1 YEAR  5 YEARS  10 YEARS  SINCE INCEPTION
     4.85%     5.13%    5.45%      NA          5.09%

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

--------------------------------------------------------------------------------
One Group Mutual Funds
Institutional Prime Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1999
(Amounts in thousands)

PRINCIPAL                                         AMORTIZED
 AMOUNT             SECURITY DESCRIPTION             COST
---------   ------------------------------------  ----------
COMMERCIAL PAPER (93.6%):
Asset Backed (53.5%):
  $1,200    Ace Overseas Corp., 5.08%,
            8/16/99.............................  $    1,192
     300    Amsterdam Funding Corp., 5.05%,
              7/26/99...........................         299
     450    Amsterdam Funding Corp., 5.15%,
              7/26/99...........................         448
     250    Bavaria T.R.R. Corp., 5.05%,
              7/12/99...........................         250
     550    CC U.S.A. Inc., 5.13%, 7/22/99......         548
     250    CC U.S.A. Inc., 5.11%, 8/11/99......         249
   1,200    Concord Minutemen Capital Co.,
              L.L.C., 5.05%, 7/15/99............       1,198
   1,000    Dakota (Citibank Credit Card Master
              Trust) 5.07%, 8/4/99..............         995
     777    Enterprise Funding Corp., 5.08%,
              7/23/99...........................         775
     750    Greenwich Funding Corp., 5.07%,
              7/20/99...........................         748
     681    Kitty Hawk Funding Corp., 5.14%,
              7/19/99...........................         679
     800    Lexington Parker Capital Co.,
              L.L.C., 5.05%, 7/8/99.............         799
     897    Old Line Funding Corp., 5.10%,
              9/1/99............................         889
   1,200    Park Avenue Receivables Corp, 5.05%,
              7/15/99...........................       1,198
     280    Quincy Capital Corp., 5.05%,
              7/6/99............................         280
     300    Sceptre International, Inc., 5.08%,
              7/19/99...........................         299
     600    Sceptre International, Inc., 5.10%,
              7/19/99...........................         598
     300    Sheffield Receivables Corp., 5.05%
              7/9/99............................         300
     750    Sigma Finance Corp., 5.14%,
              7/2/99............................         750
   1,232    Special Purpose Accounts Receivable,
              5.07%, 7/7/99.....................       1,231
     300    Special Purpose Accounts Receivable
              Cooperative Corp., 5.06%,
              7/21/99...........................         299
                                                  ----------
                                                      13,276
                                                  ----------
Automotive (1.2%):
     300    American Honda Finance Corp., 5.05%,
              7/7/99............................         300
                                                  ----------
Banking (1.2%):
     300    Galicia Buenos Aires Funding Corp.,
              5.40%, 3/28/00....................         288
                                                  ----------
Beverages (2.8%):
     700    Coca Cola Enterprises, 4.84%,
              8/16/99...........................         695
                                                  ----------

PRINCIPAL                                         AMORTIZED
 AMOUNT             SECURITY DESCRIPTION             COST
---------   ------------------------------------  ----------
COMMERCIAL PAPER, CONTINUED:
Brokerage Services (3.0%):
$    750    Lehman Brothers Holdings Inc.,
              5.12%, 7/13/99....................  $      749
                                                  ----------
Cement (4.0%):
   1,000    Cemex S.A. De CV, 5.05%, 7/6/99.....         999
                                                  ----------
Construction Machinery & Equipment (1.0%):
     250    Caterpillar Financial Services
              Corp., 5.05%, 7/27/99.............         249
                                                  ----------
Gas & Electric Utility (7.9%):
     750    Cogentrix of Richmond, 5.20%,
              7/23/99...........................         748
   1,200    Duke Capital Corp., 5.05%,
              7/14/99...........................       1,197
                                                  ----------
                                                       1,945
                                                  ----------
Information Systems (1.2%):
     300    CSC Enterprises, 5.05%, 7/12/99.....         300
                                                  ----------
Insurance (3.0%):
     750    Aetna Services, Inc., 5.05%,
              7/9/99............................         749
                                                  ----------
Mortgage Bankers & Correspondents (5.2%):
     300    Countrywide Home Loans, 5.07%,
              8/19/99...........................         298
   1,000    Homeside Lending Inc., 5.05%,
              7/13/99...........................         998
                                                  ----------
                                                       1,296
                                                  ----------
Motorcycles (1.2%):
     300    Harley-Davidson Funding, 5.07%,
              7/8/99............................         300
                                                  ----------
Office Equipment & Services (3.0%):
     750    Xerox Capital De Mexico S.A. De CV,
              7.03%, 7/13/99....................         749
                                                  ----------
Oil & Gas Exploration (1.2%):
     300    Petroleo Brasileiro S.A., 5.08%,
              8/16/99...........................         298
                                                  ----------
Transportation & Shipping (1.2%):
     300    Dixie Overseas Limited, 5.10%,
              7/21/99...........................         299
                                                  ----------
  Total Commercial Paper                              23,240
                                                  ----------
REPURCHASE AGREEMENTS (7.8%):
   1,949    Goldman Sachs, 5.10%, 7/1/99,
              (Collateralized by $2,007 various
              U.S. Government Securities,
              6.00% -- 7.50%, 3/1/14-6/1/29,
              market value $2,116)..............       1,949
                                                  ----------
  Total Repurchase Agreements                          1,949
                                                  ----------
Total (Amortized Cost $25,189)(a)                 $   25,189
                                                  ==========

------------

Percentages indicated are based on net assets of $24,847.

(a) Cost and value for federal income tax and financial reporting purposes are the same.
See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
Treasury Only Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1999
(Amounts in thousands)

PRINCIPAL                                         AMORTIZED
 AMOUNT             SECURITY DESCRIPTION             COST
---------   ------------------------------------  ----------
U.S. TREASURY OBLIGATIONS (99.4%):
U.S. Treasury Bills (67.4%):
$    643    7/22/99.............................  $      641
 110,861    7/29/99.............................     110,486
  74,677    8/5/99..............................      74,352
  26,439    8/12/99.............................      26,301
  87,593    8/19/99.............................      87,057
 103,402    9/2/99..............................     102,584
  78,153    9/9/99..............................      77,470
  59,695    9/16/99.............................      59,119
  50,000    9/23/99 (b).........................      49,463
  50,000    9/30/99.............................      49,407
   1,681    4/27/00.............................       1,617
                                                  ----------
                                                     638,497
                                                  ----------

PRINCIPAL                                         AMORTIZED
 AMOUNT             SECURITY DESCRIPTION             COST
---------   ------------------------------------  ----------
U.S. TREASURY OBLIGATIONS, CONTINUED:
U.S. Treasury Notes (32.0%):
$ 50,000    6.88%, 7/31/99......................  $   50,087
  85,000    5.88%, 7/31/99 (b)..................      85,091
 150,000    6.00%, 8/15/99......................     150,232
   7,875    5.63%, 10/31/99.....................       7,905
  10,000    5.88%, 2/15/00......................      10,070
                                                  ----------
                                                     303,385
                                                  ----------
  Total U.S. Treasury Obligations                    941,882
                                                  ----------
Total (Amortized Cost $941,882)(a)                $  941,882
                                                  ==========

------------

Percentages indicated are based on net assets of $947,205.

(a) Represents cost for financial reporting purposes and differs from cost for federal income tax by $4.

(b) A portion of this security was loaned as of June 30, 1999.
See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
Government Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1999
(Amounts in thousands)

PRINCIPAL                                         AMORTIZED
 AMOUNT             SECURITY DESCRIPTION             COST
---------   ------------------------------------  ----------
U.S. GOVERNMENT AGENCY SECURITIES (45.9%):
Federal Farm Credit Bank (0.7%):
$ 25,000    5.50%, 8/3/99.......................  $   24,998
                                                  ----------
Federal Home Loan Bank (18.9%):
  25,000    5.54%, 7/15/99......................      24,999
  25,000    5.57%, 8/3/99.......................      24,998
  22,000    5.25%, 8/12/99*.....................      21,998
  50,000    4.96%, 10/13/99.....................      49,323
  75,000    4.98%, 1/26/00*.....................      75,001
  50,000    4.95%, 2/17/00......................      49,989
  55,000    4.95%, 2/22/00......................      54,981
  47,545    5.00%, 2/24/00......................      47,515
  60,000    5.10%, 3/3/00.......................      59,985
  10,000    5.06%, 3/3/00.......................       9,996
  30,000    5.72%, 4/14/00......................      30,154
  60,000    5.01%, 4/20/00......................      60,000
  60,000    4.72%, 4/24/00......................      57,656
  30,000    5.02%, 5/12/00......................      29,946
  35,000    5.20%, 5/26/00......................      34,991
  25,000    5.42%, 6/14/00......................      24,975
                                                  ----------
                                                     656,507
                                                  ----------
Federal Home Loan Mortgage Corp. (10.1%):
 110,551    4.81%, 7/2/99.......................     110,536
 175,000    4.68%, 7/15/99......................     174,682
  25,000    5.54%, 8/13/99......................      24,998
  30,000    5.18%, 6/13/00......................      28,498
  15,000    5.28%, 6/30/00......................      14,197
                                                  ----------
                                                     352,911
                                                  ----------
Federal National Mortgage Assoc. (7.3%):
  20,000    5.10%, 7/26/99*.....................      20,000
  50,000    4.75%, 9/17/99......................      49,485
  10,000    5.10%, 9/22/99*.....................      10,000
  60,000    5.04%, 9/24/99......................      59,286
  30,000    5.17%, 12/13/99.....................      29,289
  60,000    4.69%, 4/3/00.......................      57,835
  30,000    4.78%, 5/5/00.......................      28,769
                                                  ----------
                                                     254,664
                                                  ----------
Student Loan Marketing Assoc. (8.9%):
  10,000    5.04%, 8/2/99*......................      10,000
  75,000    5.48%, 11/24/99*....................      74,993
 225,000    5.46%, 2/15/00*.....................     224,917
                                                  ----------
                                                     309,910
                                                  ----------
Total U.S. Government Agency Securities            1,598,990
                                                  ----------

PRINCIPAL                                         AMORTIZED
 AMOUNT             SECURITY DESCRIPTION             COST
---------   ------------------------------------  ----------
REPURCHASE AGREEMENTS (54.6%):
$119,000    Barclays de Zoette Wedd, 4.95%,
              7/1/99 (Collateralized by $123,320
              various U.S. Government
              Securities, 5.13% -- 7.15%,
              6/29/01 -- 4/29/09, market value
              $121,380).........................  $  119,000
  94,000    Donaldson, Lufkin & Jenrette, 4.90%,
              7/1/99 (Collateralized by $96,360
              various U.S. Government
              Securities, 0.00% -- 6.41%,
              7/6/99 -- 4/30/04, market value
              $95,883)..........................      94,000
 563,000    Goldman Sachs, 5.10%, 7/1/99
              (Collateralized by $1,288,030
              various U.S. Government
              Securities, 0.00% -- 7.70%,
              10/1/02 -- 4/1/38, market value
              $579,890).........................     563,000
  42,938    Goldman Sachs, 1.50%, 7/1/99
              (Collateralized by $43,743 U.S.
              Treasury Note, 5.75%, 6/30/01,
              market value $43,798).............      42,938
 750,000    J. P. Morgan Securities, 5.10%,
              7/1/99 (Collateralized by $826,846
              various U.S. Government
              Securities, 6.50%,
              8/15/27 -- 11/15/28, market value
              $772,500).........................     750,000
 149,000    Lehman Brothers, 4.91%, 7/1/99 (Col-
              lateralized by $158,930 various
              U.S. Government Securities,
              0.00% -- 7.53%, 1/19/00 - 7/27/18,
              market value $151,935)............     149,000
 133,000    State Street Bank and Trust, 4.90%,
              7/1/99 (Collateralized by $136,135
              various U.S. Government
              Securities, 4.90% -- 5.53%,
              4/26/00 -- 3/8/02, market value
              $135,666).........................     133,000
  50,000    Westdeutsche Landesbank, 5.00%,
              7/1/99 (Collaterallized by $50,100
              various U.S. Government
              Securities, 6.50% -- 11.25%,
              2/15/15 -- 6/1/29, market value
              $51,798)..........................      50,000
                                                  ----------
  Total Repurchase Agreements                      1,900,938
                                                  ----------
Total (Amortized Cost $3,499,928) (a)             $3,499,928
                                                  ==========

---------------

Percentages indicated are based on net assets of $3,482,581.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

 * Securities having interest rates that reset weekly based on the U.S. Treasury Bill auctions. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at June 30, 1999.
See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                               JUNE 30, 1999
(Amounts in thousands, except per share amounts)

                                                            INSTITUTIONAL PRIME   TREASURY ONLY    GOVERNMENT
                                                               MONEY MARKET       MONEY MARKET    MONEY MARKET
                                                                   FUND               FUND            FUND
                                                            -------------------   -------------   ------------
ASSETS:
Investments, at amortized cost............................        $23,240           $941,882       $1,598,990
Repurchase agreements, at cost............................          1,949                 --        1,900,938
                                                                  -------           --------       ----------
Total.....................................................         25,189            941,882        3,499,928
Cash......................................................              3                136                1
Interest receivable.......................................             --              7,179           11,253
Receivable for capital shares issued......................             --              1,435               --
Prepaid expenses and other assets.........................              3                 20               34
                                                                  -------           --------       ----------
TOTAL ASSETS..............................................         25,195            950,652        3,511,216
                                                                  -------           --------       ----------
LIABILITIES:
Dividends payable.........................................             59              3,160           13,628
Payable to brokers for investments purchased..............            287                 --           14,197
Accrued expenses and other payables:
     Investment advisory fees.............................              1                 57              234
     Administration fees..................................              1                 36              144
     Other................................................             --                194              432
                                                                  -------           --------       ----------
TOTAL LIABILITIES.........................................            348              3,447           28,635
                                                                  -------           --------       ----------
NET ASSETS:
Capital...................................................         24,847            947,295        3,482,641
Accumulated undistributed net realized gains (losses) from
  investment transactions.................................             --                (90)             (60)
                                                                  -------           --------       ----------
NET ASSETS................................................        $24,847           $947,205       $3,482,581
                                                                  =======           ========       ==========
Outstanding shares of beneficial interest.................         24,847            947,317        3,482,641
                                                                  =======           ========       ==========
NET ASSET VALUE:
  Offering and redemption price per share.................        $  1.00           $   1.00       $     1.00
                                                                  =======           ========       ==========

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
(Amounts in thousands)

                                                      INSTITUTIONAL PRIME    TREASURY ONLY       GOVERNMENT
                                                         MONEY MARKET         MONEY MARKET      MONEY MARKET
                                                             FUND                 FUND              FUND
                                                      -------------------    --------------    --------------
                                                       APRIL 19, 1999 TO       YEAR ENDED        YEAR ENDED
                                                       JUNE 30, 1999(a)      JUNE 30, 1999     JUNE 30, 1999
                                                      -------------------    --------------    --------------
INVESTMENT INCOME:
Interest income.....................................          $98               $40,181           $182,289
Income from securities lending......................           --                   231                 17
                                                              ---               -------           --------
Total Income........................................           98                40,412            182,306
                                                              ---               -------           --------
EXPENSES:
Investment advisory fees............................            2                   681              2,810
Administration fees.................................            1                   425              1,756
Custodian and accounting fees.......................            1                    32                140
Legal and audit fees................................            1                    31                 15
Trustees' fees and expenses.........................           --(b)                 15                 45
Transfer agent fees.................................           --(b)                 20                 12
Registration and filing fees........................            2                   159              1,034
Printing costs......................................           --(b)                 42                120
Other...............................................           --(b)                 34                 39
                                                              ---               -------           --------
Total expenses before waivers.......................            7                 1,439              5,971
Less waivers........................................           (3)                   --                 --
                                                              ---               -------           --------
Net Expenses........................................            4                 1,439              5,971
                                                              ---               -------           --------
Net Investment Income...............................           94                38,973            176,335
                                                              ---               -------           --------
REALIZED GAINS (LOSSES) FROM INVESTMENT
  TRANSACTIONS:
Net realized gains (losses) from investment
  transactions......................................           --                     3                 62
                                                              ---               -------           --------
Change in net assets resulting from operations......          $94               $38,976           $176,397
                                                              ===               =======           ========

---------------
(a) Period from commencement of operations.

(b) Amount is less than $1,000.
See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

                                    INSTITUTIONAL PRIME         TREASURY ONLY                 GOVERNMENT
                                       MONEY MARKET             MONEY MARKET                 MONEY MARKET
                                           FUND                     FUND                         FUND
                                    -------------------   -------------------------   --------------------------
                                                          YEAR ENDED    YEAR ENDED     YEAR ENDED    YEAR ENDED
                                     APRIL 19, 1999 TO     JUNE 30,      JUNE 30,       JUNE 30,      JUNE 30,
                                     JUNE 30, 1999(a)        1999          1998           1999          1998
                                    -------------------   -----------   -----------   ------------   -----------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
     Net investment income........       $     94         $    38,973   $    33,556   $    176,335   $   118,890
     Net realized gains (losses)
       from investment
       transactions...............             --                   3            (1)            62            62
                                         --------         -----------   -----------   ------------   -----------
Change in net assets resulting
  from operations.................             94              38,976        33,555        176,397       118,952
                                         --------         -----------   -----------   ------------   -----------
DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income...            (94)            (38,973)      (33,556)      (176,335)     (118,890)
                                         --------         -----------   -----------   ------------   -----------
Change in net assets from
  shareholder distributions.......            (94)            (38,973)      (33,556)      (176,335)     (118,890)
                                         --------         -----------   -----------   ------------   -----------
CAPITAL TRANSACTIONS:
     Proceeds from shares
       issued.....................         40,208           2,888,025     2,224,094     10,134,570    10,068,682
     Proceeds from shares issued
       in Marquis acquisition.....             --              69,923            --             --            --
     Dividends reinvested.........             --               1,884         2,709         15,516        16,460
     Cost of shares redeemed......        (15,361)         (2,732,200)   (1,988,092)   (10,379,819)   (7,456,390)
                                         --------         -----------   -----------   ------------   -----------
Change in net assets from share
  transactions....................         24,847             227,632       238,711       (229,733)    2,628,752
                                         --------         -----------   -----------   ------------   -----------
Change in net assets..............         24,847             227,635       238,710       (229,671)    2,628,814
NET ASSETS:
     Beginning of period..........             --             719,570       480,860      3,712,252     1,083,438
                                         --------         -----------   -----------   ------------   -----------
     End of period................       $ 24,847         $   947,205   $   719,570   $  3,482,581   $ 3,712,252
                                         ========         ===========   ===========   ============   ===========
SHARE TRANSACTIONS:
     Issued.......................         40,208           2,888,049     2,224,095     10,134,724    10,068,682
     Issued in Marquis
       acquisition................             --              69,923            --             --            --
     Reinvested...................             --               1,884         2,710         15,516        16,459
     Redeemed.....................        (15,361)         (2,732,202)   (1,988,092)   (10,379,973)   (7,456,390)
                                         --------         -----------   -----------   ------------   -----------
Change in shares..................         24,847             227,654       238,713       (229,733)    2,628,751
                                         ========         ===========   ===========   ============   ===========

---------------
(a) Period from commencement of operations.
See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                      JUNE 30, 1999

1. ORGANIZATION:

   The One Group Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The accompanying financial statements and financial highlights are those of the Institutional Prime Money Market Fund, the Treasury Only Money Market Fund, and the Government Money Market Fund (individually a "Fund", collectively the "Funds") only. The Funds are diversified mutual funds and are not offered in multiple classes.

   The Trust entered into an Agreement and Plan of Reorganization (the "Marquis Agreement") with the Marquis Family of Funds ("Marquis"), a Massachusetts business trust. Pursuant to the Marquis Agreement, all of the assets and liabilities of each Marquis Fund transferred to a Fund of the One Group on August 10, 1998 in exchange for shares of the corresponding Fund of the One Group.

   The Funds' investment objectives are as follows:

                         FUND                                             OBJECTIVE
                         ----                                             ---------
      Institutional Prime Money Market Fund            Seeks high current income with liquidity and
                                                        stability of principal.
      Treasury Only Money Market Fund                  Seeks high current income with liquidity and
                                                        stability of principal with added assurance of
                                                        a fund that does not purchase securities that
                                                        are subject to repurchase agreements.
      Government Money Market Fund                     Seeks high current income with liquidity and
                                                        stability of principal.

2. SIGNIFICANT ACCOUNTING POLICIES:

   The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

      SECURITY VALUATION

      Securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the Funds may not (a) purchase any instrument with a remaining maturity greater than 397 days unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted average maturity which exceeds 90 days.

       REPURCHASE AGREEMENTS

      The Institutional Prime Money Market Fund and the Government Money Market Fund may invest in repurchase agreements with institutions that are deemed by Banc One Investment Advisors Corporation (the "Advisor") to be of good standing and creditworthy under guidelines established by the Board of Trustees. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest. Repurchase agreements are considered to be loans by a fund under the 1940 Act.

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1999

       SECURITY TRANSACTIONS AND RELATED INCOME

      Security transactions are accounted for on a trade date basis. Net realized gains or losses from sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Interest income, including any discount or premium, is accrued as earned using the effective interest method.

       SECURITIES LENDING

      To generate additional income, the Funds may lend up to 33 1/3% of securities in which they are invested pursuant to agreements requiring that the loan be continuously secured by cash, U.S. Government or U.S. Government Agency securities, shares of an investment trust or mutual fund, letters of credit or any combination of cash, such securities, shares, or letters of credit as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The Funds continue to earn interest on securities lent while simultaneously seeking to earn interest on the investment of cash collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments. As of June 30, 1999, the following Fund had securities with the following amortized cost on loan (amounts in thousands):

                                                                    AMORTIZED      AMORTIZED       AMORTIZED
                                                                       COST           COST           COST
                                                                     OF CASH      OF NON-CASH      OF LOANED
                                                                    COLLATERAL     COLLATERAL     SECURITIES
                                                                    ----------    ------------    -----------
           Treasury Only Money Market Fund........................     --           $141,463       $134,554

       The loaned securities were fully collateralized by U.S. Government securities as of June 30, 1999.

       EXPENSES

       Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one fund of the Trust are allocated among the respective Funds.

       DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

       Dividends from net investment income are declared daily and paid monthly. Net investment income for this purpose consists of interest accrued and discount earned (including both original issue discount and market discount) less amortization of any market premium and accrued expenses. Net realized capital gains, if any, are distributed at least annually.

       Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards and deferrals of certain losses. Permanent book and tax basis differences, if any, have been reclassified among the components of net assets.

       FEDERAL INCOME TAXES

       Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1999

       Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, Federal income tax.

3. SHARES OF BENEFICIAL INTEREST:

   The Trust has an unlimited number of shares of beneficial interest, with no par value, which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be classified or reclassified into one or more classes. The Trust is registered to offer fifty-nine series and five classes of shares: Class I, Class A, Class B, Class C and Service Class (Prior to November 1, 1998, Class I was known as Fiduciary Class). Currently, the Trust consists of forty-nine active funds, and not all funds offer all classes of shares. Shareholders are entitled to one vote for each full share held and vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series.

4. INVESTMENT ADVISORY, ADMINISTRATIVE AND DISTRIBUTION AGREEMENTS:

   The Trust and Advisor are parties to an investment advisory agreement under which the Advisor is entitled to receive a fee, computed daily and paid monthly, equal to 0.08% of the average daily net assets of the Treasury Only Money Market Fund and the Government Money Market Fund; and 0.10% of the average daily net assets of the Institutional Prime Money Market Fund.

   The Trust and The One Group Services Company (the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., are parties to an administrative agreement under which the Administrator provides services for a fee that is computed daily and paid monthly at an annual rate of 0.05% of each Fund's average daily net assets. The Advisor also serves as Sub-Administrator to each fund of the Trust, pursuant to an agreement between the Administrator and the Advisor. Pursuant to this agreement, the Advisor performs many of the Administrator's duties, for which the Advisor receives a fee paid by the Administrator.

   The One Group Services Company (the "Distributor") and the Trust are parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. No compensation is paid to the Distributor for distribution services for the Funds.

   Certain officers of the Trust are affiliated with the Administrator. Such officers receive no compensation from the Funds for serving in their respective roles.

   The Advisor and Administrator voluntarily agreed to waive a portion of their fees. For the year ended June 30, 1999, fees in the following amounts were waived from the Funds (amount in thousands):

                                                                  INVESTMENT
                                                                   ADVISORY       ADMINISTRATION
                                                                  FEES WAIVED      FEES WAIVED
                                                                 -------------    --------------
   Institutional Prime Money Market Fund.......................       $2                $1

5. REORGANIZATION:

   The Trust entered an Agreement and Plan of Reorganization and Liquidation ("the Reorganization") with the Marquis Family of Funds (the "Marquis Funds") pursuant to which all of the assets and liabilities of each Marquis Fund transferred to a fund of the One Group in exchange for shares of the corresponding fund of the One Group. The Reorganization, which qualified as a tax-free exchange for Federal income tax purposes, was completed on August 10, 1998 following approval by shareholders of the Marquis Funds at a special Shareholder

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1999

   Meeting. The following is a summary of shares outstanding and net assets, immediately before and after the Reorganization (amounts in thousands):

                                                                                                  AFTER
                                                             BEFORE REORGANIZATION            REORGANIZATION
                                                      ------------------------------------    --------------
                                                      MARQUIS INSTITUTIONAL     TREASURY         TREASURY
                                                              MONEY            ONLY MONEY       ONLY MONEY
                                                           MARKET FUND         MARKET FUND     MARKET FUND
                                                      ---------------------    -----------    --------------
     Shares.........................................          69,923             743,308          813,231
     Net assets.....................................         $69,923            $743,224         $813,147

6. SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED):

   A Special Meeting of Shareholders of the One Group Mutual Funds was held. At the meeting, shareholders voted on the approval of the following proposals:

   1. To elect the Board of Trustees of the One Group Mutual Funds.

                                                                                                 BROKER
                       FUND NAME                           FOR         AGAINST     ABSTAIN      NON-VOTE
                       ---------                      -------------    -------    ----------    ---------
   Treasury Only Money Market Fund..................    401,010,749      --        4,822,055       --
   Government Money Market Fund.....................  2,549,523,536      --       15,775,012       --

   2. To ratify the selection of independent accountants.

                                                                                                 BROKER
                      FUND NAME                          FOR          AGAINST      ABSTAIN      NON-VOTE
                      ---------                     -------------    ---------    ----------    ---------
   Treasury Only Money Market Fund................    401,005,300        4,598     4,822,905       --
   Government Money Market Fund...................  2,543,907,044    5,570,725    15,820,778       --

   3. To approve a change to a fundamental investment restriction by eliminating language which prohibits One Group Mutual Funds from participating on a joint or a joint and several basis in any trading account in securities.

                                                                                                BROKER
                      FUND NAME                           FOR         AGAINST     ABSTAIN      NON-VOTE
                      ---------                      -------------    -------    ----------    ---------
   Treasury Only Money Market Fund.................    401,013,629    150,854     4,613,941     54,380
   Government Money Market Fund....................  2,548,170,379    316,169    16,811,999          1

7. FEDERAL TAX INFORMATION (UNAUDITED):

   On June 30, 1999 the following Funds have capital loss carryforwards which are available to offset future capital gains, if any (amounts in thousands):

                                                                   EXPIRES
                                                                 ------------
                               FUND                              2005    2006    TOTAL
                               ----                              ----    ----    -----
   Treasury Only Money Market Fund.............................   15      17      32
   Government Money Market Fund................................   59      --      59

   Capital losses incurred after October 31 within the fund's fiscal year may be deferred and treated as occurring on the first day of the following year. The following deferred losses will be treated as arising on the first day of the fiscal year ended June 30, 1999 (amounts in thousands):

                               FUND                                AMOUNT
                               ----                                ------
   Treasury Only Money Market Fund.............................     $54

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                              INSTITUTIONAL PRIME
                                                               MONEY MARKET FUND
                                                              -------------------
                                                                APRIL 19, 1999
                                                                      TO
                                                               JUNE 30, 1999(a)
                                                              -------------------
NET ASSET VALUE, BEGINNING OF PERIOD........................        $ 1.000
                                                                    -------
Investment Activities:
  Net investment income (loss)..............................          0.009
                                                                    -------
Distributions:
  Net investment income.....................................         (0.009)
                                                                    -------
NET ASSET VALUE, END OF PERIOD..............................        $ 1.000
                                                                    =======
Total Return................................................           0.94% (b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).........................        $24,847
  Ratio of expenses to average net assets...................           0.18% (c)
  Ratio of net investment income to average net assets......           4.73% (c)
  Ratio of expenses to average net assets*..................           0.33% (c)
  Ratio of net investment income to average net assets*.....           4.58% (c)

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                        TREASURY ONLY MONEY MARKET FUND
                                            --------------------------------------------------------
                                                              YEAR ENDED JUNE 30,
                                            --------------------------------------------------------
                                              1999        1998        1997        1996        1995
                                            --------    --------    --------    --------    --------
NET ASSET VALUE, BEGINNING OF PERIOD......  $  1.000    $  1.000    $  1.000    $  1.000    $  1.000
                                            --------    --------    --------    --------    --------
Investment Activities:
  Net investment income...................     0.046       0.052       0.051       0.052       0.051
                                            --------    --------    --------    --------    --------
Distributions:
  Net investment income...................    (0.046)     (0.052)     (0.051)     (0.052)     (0.051)
                                            --------    --------    --------    --------    --------
NET ASSET VALUE, END OF PERIOD............  $  1.000    $  1.000    $  1.000    $  1.000    $  1.000
                                            ========    ========    ========    ========    ========
Total Return..............................      4.69%       5.30%       5.24%       5.38%       5.22%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).......  $947,205    $719,570    $480,860    $415,961    $288,697
  Ratio of expenses to average net
     assets...............................      0.17%       0.15%       0.15%       0.17%       0.20%
  Ratio of net investment income to
     average net assets...................      4.58%       5.18%       5.12%       5.23%       5.14%
  Ratio of expenses to average net
     assets*..............................      0.17%       0.15%       0.15%       0.17%       0.21%
  Ratio of net investment income to
     average net assets*..................      4.58%       5.18%       5.12%       5.23%       5.13%

------------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                         GOVERNMENT MONEY MARKET FUND
                                        --------------------------------------------------------------
                                                             YEAR ENDED JUNE 30,
                                        --------------------------------------------------------------
                                           1999          1998          1997         1996        1995
                                        ----------    ----------    ----------    --------    --------
NET ASSET VALUE, BEGINNING OF
  PERIOD..............................  $    1.000    $    1.000    $    1.000    $  1.000    $  1.000
                                        ----------    ----------    ----------    --------    --------
Investment Activities:
  Net investment income...............       0.050         0.055         0.053       0.055       0.053
                                        ----------    ----------    ----------    --------    --------
Distributions:
  Net investment income...............      (0.050)       (0.055)       (0.053)     (0.055)     (0.053)
                                        ----------    ----------    ----------    --------    --------
NET ASSET VALUE, END OF PERIOD........  $    1.000    $    1.000    $    1.000    $  1.000    $  1.000
                                        ==========    ==========    ==========    ========    ========
Total Return..........................        5.13%         5.64%         5.43%       5.61%       5.41%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)...  $3,482,581    $3,712,252    $1,083,438    $855,613    $720,699
  Ratio of expenses to average net
     assets...........................        0.17%         0.15%         0.14%       0.18%       0.21%
  Ratio of net investment income to
     average net assets...............        5.02%         5.48%         5.31%       5.46%       5.28%
  Ratio of expenses to average net
     assets*..........................        0.17%         0.15%         0.14%       0.18%       0.22%
  Ratio of net investment income to
     average net assets*..............        5.02%         5.48%         5.31%       5.46%       5.27%

------------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
See notes to financial statements.

--------------------------------------------------------------------------------
Report of Independent Accountants
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 1999

To the Shareholders and Board of Trustees of One Group Mutual Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Institutional Prime Money Market Fund, the Treasury Only Money Market Fund and the Government Money Market Fund (three series of One Group Mutual Funds, hereafter referred to as the "Funds") at June 30, 1999, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Columbus, Ohio
August 20, 1999

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

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

                 (This page has been left blank intentionally.)

Important Customer Information.
Please Read:

Shares of One Group:

- are not deposits or obligations of, or guaranteed by, BANK ONE CORPORATION or its affiliates

- are not insured or guaranteed by the FDIC or by any other governmental agency or government-sponsored agency of the federal government or any state

- are subject to investment risks, including possible loss of the principal amount invested.

Banc One Investment Advisors Corporation, a registered investment advisor and an indirect subsidiary of BANK ONE CORPORATION, serves as an investment advisor to One Group, for which it receives advisory fees. One Group is distributed by The One Group Services Company, 3435 Stelzer Road, Columbus, Ohio 43219, which is not affiliated with BANK ONE CORPORATION and is not a bank. Contact us at our web site address: www.onegroup.com or e-mail us at onegroup@onegroup.com.

For more complete information on any of One Group Funds, including management fees and expenses, you may obtain a prospectus from The One Group Services Company. Read the prospectus carefully before investing.


BANC ONE
INVESTMENT
ADVISORS
CORPORATION

[BANK ONE LOGO]


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